PREFERRED LIMITED PARTNERS' EQUITY - Narrative (Details) - USD ($) shares in Thousands, $ in Millions	1 Months Ended	3 Months Ended		6 Months Ended
	Dec. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Preferred limited partners' equity
Disclosure of classes of share capital [line items]
Dividends paid		$ 9	$ 9	$ 17	$ 20
Class A Preferred Limited Partnership Units
Disclosure of classes of share capital [line items]
Percent of public float allowable for repurchase	10.00%
Repurchase of shares (in shares)		0	0	0	0